Organization - Schedule of Directors and Executive Officers (Details)	6 Months Ended
	Jun. 30, 2025 shares
Condensed Financial Statements, Captions [Line Items]
Total Voting Power	98.79%	[1]
Class A Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)	14,500
Ordinary Shares Beneficially Owned, Percent	0.54%
Class B Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)	10,774,000
Ordinary Shares Beneficially Owned, Percent	100.00%
Son I Tam [Member]
Condensed Financial Statements, Captions [Line Items]
Total Voting Power	98.79%	[1]
Son I Tam [Member] | Class A Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)	14,500
Ordinary Shares Beneficially Owned, Percent	0.54%
Son I Tam [Member] | Class B Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)	10,774,000
Ordinary Shares Beneficially Owned, Percent	100.00%
Ut Ha Lei [Member]
Condensed Financial Statements, Captions [Line Items]
Total Voting Power		[1]
Ut Ha Lei [Member] | Class A Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)
Ordinary Shares Beneficially Owned, Percent
Ut Ha Lei [Member] | Class B Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)
Ordinary Shares Beneficially Owned, Percent
Siu Keung Yeung [Member]
Condensed Financial Statements, Captions [Line Items]
Total Voting Power		[1]
Siu Keung Yeung [Member] | Class A Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)
Ordinary Shares Beneficially Owned, Percent
Siu Keung Yeung [Member] | Class B Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)
Ordinary Shares Beneficially Owned, Percent
Kewei Joshua Cui [Member]
Condensed Financial Statements, Captions [Line Items]
Total Voting Power		[1]
Kewei Joshua Cui [Member] | Class A Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)
Ordinary Shares Beneficially Owned, Percent
Kewei Joshua Cui [Member] | Class B Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)
Ordinary Shares Beneficially Owned, Percent
Ming Yin Gordon Au Yeung [Member]
Condensed Financial Statements, Captions [Line Items]
Total Voting Power		[1]
Ming Yin Gordon Au Yeung [Member] | Class A Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)
Ordinary Shares Beneficially Owned, Percent
Ming Yin Gordon Au Yeung [Member] | Class B Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)
Ordinary Shares Beneficially Owned, Percent
Son I Tam [Member]
Condensed Financial Statements, Captions [Line Items]
Total Voting Power	98.79%	[1]
Son I Tam [Member] | Class A Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)	14,500
Ordinary Shares Beneficially Owned, Percent	0.54%
Son I Tam [Member] | Class B Ordinary Shares Beneficially Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Beneficially Owned, Number (in Shares)	10,774,000
Ordinary Shares Beneficially Owned, Percent	100.00%

[1]	Represents the voting power with respect to all of our Class A Ordinary Shares and Class B Ordinary Shares, voting as a single class. According to our Second Amended Memorandum and Articles of Association, holders of Class A Ordinary Shares are entitled to one vote per share on all matters subject to the vote at general meetings of the Company, and holders of Class B Ordinary Shares are entitled to 20 votes per share on all matters subject to the vote at general meetings of the Company.